Total
Wanger Select
Summary of the Fund
Investment Objective
Wanger Select (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Wanger Select Wanger Select
Management fees	0.80%
Distribution and/or service (12b-1) fees	none
Other expenses	0.36%
Total annual Fund operating expenses	1.16%
Less: Fee waivers and/or expense reimbursements	(0.27%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.89%
[1]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive 0.20% of the advisory fee otherwise payable to it by the Fund through April 30, 2022. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager. The fee waivers and/or expense reimbursements shown in the table also reflect the contractual agreement of the Investment Manager to waive fees and reimburse certain expenses of the Fund, through April 30, 2022, so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any), inclusive of net advisory fees, do not exceed the annual rate of 0.89%. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods
indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the
Annual Fund Operating Expenses
table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Expense Example	1 year	3 years	5 years	10 years
Wanger Select | Wanger Select | USD ($)	91	342	612	1,385

Expense Example, No Redemption	1 year	3 years	5 years	10 years
Wanger Select | Wanger Select | USD ($)	91	342	612	1,385

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations generally in the range of market capitalizations in the Russell 2500 Growth Index, the Fund's benchmark, (the Index) at the time of purchase (between $49.3 million and $25.4 billion as of March 31, 2021). The market capitalization range and composition of companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may continue to hold and make new investments in a security even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.
Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
The Fund invests the majority of its assets in U.S. companies, but also may invest up to 20% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). A portion of the Fund’s foreign exposure may also include companies in emerging markets (for example, China, India and Colombia).
The Fund also may invest up to 20% of its net assets in real estate investment trusts.
The Fund invests in a limited number of companies (generally between 20-40), offering the potential to provide above-average appreciation over time. In pursuit of the Fund’s objective, the portfolio managers take advantage of the research and stock-picking capabilities of the Investment Manager. The Investment Manager seeks to select investments which offer the best combination of risk and return. The Investment Manager’s efforts are generally focused on sectors, industries and companies which provide higher expected growth than the overall U.S. economy.
The Investment Manager from time to time emphasizes one or more sectors in selecting the Fund’s investments.
The Investment Manager typically seeks companies with:
■	A strong business franchise that offers growth potential.
■	Products and services in which the company has a competitive advantage.
■	A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.
The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.

Principal Risks
An investment in the Fund involves risks, including those described below, among others.
There is no assurance that the Fund will achieve its investment objective and you may lose money
. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Select Portfolio Risk.
Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of its portfolio securities decline in price. The Fund accordingly may be more susceptible to economic, political and regulatory developments than a fund that invests in a greater number of companies. In addition, the Fund’s holdings and weightings will diverge significantly from its primary benchmark’s holdings and weightings and the Fund may therefore experience greater risk and volatility relative to the benchmark. Because the Fund may invest in more than one company concentrated in a similar industry, sector or geographic region, the Fund may be even more concentrated than the number of companies it may hold would suggest.
Active Management Risk.
The Investment Manager’s active management of the Fund could cause the Fund to underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Small- and Mid-Cap Company Securities Risk.
Investments in small- and mid-cap companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Market Risk.
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the market(s) generally. In addition, turbulence in the financial markets generally and reduced liquidity in the equity, credit and/or fixed income markets more specifically may negatively affect many issuers, which could adversely affect the Fund, including by causing difficulty in pricing hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region, financial market or industry sector may adversely impact issuers in a different country, region, financial market or industry sector. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and market volatility arising from disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chains, among other factors. These and related societal disruptions have been caused or exacerbated by, and may continue to be caused or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. There is significant uncertainty surrounding the magnitude, duration, reach, costs and other effects of the COVID-19 global pandemic, including actions that have been or could be taken by governmental authorities or other third parties. The impacts, as well as the uncertainty over impacts yet to unfold, of COVID-19 – and any other infectious illness outbreaks, epidemics, pandemics or other public health crises that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks, and epidemics, pandemics and other public health crises in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 pandemic may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Investment Manager from executing advantageous investment decisions for the Fund in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Issuer Risk.
An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, disease/virus outbreaks and epidemics or other events, conditions and factors.
Growth Securities Risk.
Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Liquidity and Trading Volume Risk.
Because the Fund may invest a percentage of its assets in foreign securities, it may be subject to the liquidity and trading volume risks associated with international investing. Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Fund to buy or sell foreign portfolio securities at a desirable time or price, which could result in investment losses and may affect the value of your investment in the Fund. This risk of portfolio illiquidity is heightened with respect to small- and mid-cap securities, generally, and foreign small- and mid-cap securities in particular. The Fund may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets. The Fund may also be limited in its ability to execute favorable trades in foreign portfolio securities in response to changes in share prices and fundamentals, and may be forced to dispose of securities under disadvantageous circumstances and at a loss. As the Fund grows in size or, conversely, if it faces significant redemption pressure, these considerations take on increasing significance and may adversely impact performance.
Sector Risk.
At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more the Fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
■
Health Care Sector.
The Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services), among others. Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

■
Information Technology Sector.
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Foreign Securities Risk.
Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism and disease/virus outbreaks and epidemics), occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.
Operational and Settlement Risks of Foreign Securities.
The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of foreign sub-custodians. Some countries have limited governmental oversight and regulation, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. As a result, there is a risk that the security will not be delivered to the Fund or that payment will not be received. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.
Share Blocking.
In certain non-U.S. markets, an issuer’s securities are blocked from trading for a specified number of days before and, in certain instances, after a shareholder meeting. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.
Foreign Currency Risk.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Frequent Trading Risk.
 The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the Russell 2500 Growth Index, the Fund's primary benchmark.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Daily and month-end performance information is available by calling the Investment Manager at 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2020 27.52% Worst 3rd Quarter 2011 -24.02%
Average Annual Total Returns (for periods ended December 31, 2020)
Average Annual Total Returns - Wanger Select	Share Class Inception Date	1 Year	5 Years	10 Years
Wanger Select	Feb. 01, 1999	26.65%	15.54%	10.82%
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)		40.47%	18.68%	15.00%